Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Property, plant and equipment
13. Property, plant and equipment

	Land and buildings $m	Fixtures, fittings and equipment $m	Total $m

Cost

At 1 January 2022	105	299	404

Additions	15	42	57

Fully depreciated assets written off	–	(30)	(30)

Disposals	(7)	(5)	(12)

Exchange and other adjustments	(1)	(14)	(15)

At 31 December 2022	112	292	404

Additions	1	20	21

Fully depreciated assets written off	–	(15)	(15)

Disposals	(2)	(3)	(5)

Exchange and other adjustments	–	6	6

At 31 December 2023	111	300	411

Depreciation and impairment

At 1 January 2022	(53)	(214)	(267)

Provided	(3)	(17)	(20)

System Fund expense	–	(4)	(4)

Impairment charge	–	(10)	(10)

Impairment reversal	–	3	3

Fully depreciated assets written off	–	30	30

Disposals	4	5	9

Exchange and other adjustments	1	11	12

At 31 December 2022	(51)	(196)	(247)

Provided	(6)	(18)	(24)

System Fund expense	–	(4)	(4)

Fully depreciated assets written off	–	15	15

Disposals	2	3	5

Exchange and other adjustments	1	(4)	(3)

At 31 December 2023	(54)	(204)	(258)

Net book value

At 31 December 2023	57	96	153

At 31 December 2022	61	96	157

At 1 January 2022	52	85	137
The Group’s property, plant and equipment mainly comprises buildings and leasehold improvements on 17 hotels (2022: 16 hotels), but also offices and computer hardware, throughout the world.
Net book value by operating segment

	Americas $m	EMEAA $m	Greater China $m	Central $m	Total $m

Land and buildings	51	1	–	5	57

Fixtures, fittings and equipment	31	4	–	61	96

	82	5	–	66	153
Impairment and impairment reversals
2022 impairment
An impairment charge of $10m was recognised in the year on property, plant and equipment relating to one hotel in the EMEAA region. A further $2m impairment of right-of-use
assets was recognised in relation to the same hotel. The charge arose, and was classed as exceptional, due to recent cost inflation which is impacting operating costs but also the projected variable rent payments. The assets were measured at value in use, using a discounted cash flow approach based on the hotel’s five-year plan. Cash flows beyond the five-year period were extrapolated using a long-term growth rate which did not exceed the long-term average growth rate for the relevant country. Estimated future cash flows were discounted at a pre-tax
rate of 9.6%. The recoverable amount was $nil.
2022 impairment reversal
Impairment reversals of $3m were recognised in relation to the UK portfolio (EMEAA region) and arose as a result of the renegotiation of contractual agreements which enhanced the cash-generating potential of those hotels. The recoverable amount was measured at value in use, using a discounted cash flow forecast used to assess the new deal with rentals based on the agreed contractual terms. A pre-tax
discount rate of 14.2% was applied.
In both 2022 impairment tests, hotel specific plans were used which used the IHG UK RevPAR forecasts adjusted for factors specific to the individual property (such as revenue from food and beverage facilities and the impact of renovations on occupancy and rate).